Related parties - Transactions with related parties (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	$ 329,241	$ 76,248	$ 447,652
Purchases And Other Assets, Related Party Transactions	849,754	1,113,782	857,905
Equion Energy Limited [Member]
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	317,382	67,002	425,881
Purchases And Other Assets, Related Party Transactions	569,105	846,284	598,636
Ecodiesel Colombia S.A
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	8,614	6,860	6,583
Purchases And Other Assets, Related Party Transactions	280,649	267,498	259,269
Offshore International Group
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	3,245	2,386	15,188
Purchases And Other Assets, Related Party Transactions	$ 0	$ 0	$ 0